Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair value assets and liabilities measured on a recurring basis
Assets and liabilities measured at fair value on a recurring basis are presented below:

	March 31, 2016			December 31, 2015
	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets measured at fair value
Cash and cash equivalents	$113.0	$—	$113.0	$56.6	$—	$56.6
Other current assets:
Foreign exchange contracts	—	—	—	—	1.1	1.1
Commodity hedge contracts	—	1.6	1.6	—	0.5	0.5
Other non-current assets:
Commodity hedge contracts	—	0.4	0.4	—	0.3	0.3
Assets measured at fair value	$113.0	$2.0	$115.0	$56.6	$1.9	$58.5

Liabilities measured at fair value
Accrued liabilities:
Foreign exchange contracts	$—	$(0.7)	$(0.7)	$—	$—	$—
Commodity hedge contracts	—	(34.5)	(34.5)	—	(41.2)	(41.2)
Other non-current liabilities—commodity hedge contracts	—	(6.4)	(6.4)	—	(9.5)	(9.5)
Liabilities measured at fair value	$—	$(41.6)	$(41.6)	$—	$(50.7)	$(50.7)

Liabilities measured at other than fair value
Long-term debt, including current portions:
Fair value	$—	$(1,857.0)	$(1,857.0)	$—	$(1,573.3)	$(1,573.3)
Carrying amount	—	(2,336.4)	(2,336.4)	—	(2,354.1)	(2,354.1)

Assets and liabilities measured at fair value on a recurring basis are presented below:

	2015			2014
	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets measured at fair value
Cash and cash equivalents	$56.6	$—	$56.6	$70.2	$—	$70.2
Other current assets:
Foreign exchange contracts	—	1.1	1.1	—	1.2	1.2
Commodity hedge contracts	—	0.5	0.5	—	3.6	3.6
Other non-current assets:
Available for sale investments—cash and cash equivalents	—	—	—	3.3	—	3.3
Commodity hedge contracts	—	0.3	0.3	—	1.8	1.8
Assets measured at fair value	$56.6	$1.9	$58.5	$73.5	$6.6	$80.1

Liabilities measured at fair value
Accrued liabilities:
Commodity hedge contracts	$—	$(41.2)	$(41.2)	$—	$(36.2)	$(36.2)
Other non-current liabilities—commodity hedge contracts	—	(9.5)	(9.5)	—	(5.7)	(5.7)
Liabilities measured at fair value	$—	$(50.7)	$(50.7)	$—	$(41.9)	$(41.9)

Liabilities measured at other than fair value
Long-term debt, including current portions:
Fair value	$—	$(1,573.3)	$(1,573.3)	$—	$(2,478.3)	$(2,478.3)
Carrying amount	—	(2,354.1)	(2,354.1)	—	(2,422.0)	(2,422.0)